Impairment of long-term assets (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equion Energy Limited [Member]
Disclosure of impairment of long-term assets [Line Items]
Discount rate used in current estimate of value in use	8.20%	8.90%
Refineria de Barrancabermeja [Member]
Disclosure of impairment of long-term assets [Line Items]
Expense for impairment	$ 273,987
Offshore international group [Member]
Disclosure of impairment of long-term assets [Line Items]
Discount rate used in current estimate of value in use	8.60%	8.00%
Refineria de Cartagena [Member]
Disclosure of impairment of long-term assets [Line Items]
Discount rate used in current estimate of value in use	6.00%	6.30%
Bioenergy [Member]
Disclosure of impairment of long-term assets [Line Items]
Discount rate used in current estimate of value in use	6.20%	6.70%
Transportation and logistics segment [Member]
Disclosure of impairment of long-term assets [Line Items]
Reversal of impairment loss	$ 59,455	$ 41,062
Oil fields [Member]
Disclosure of impairment of long-term assets [Line Items]
Information about prices based on information provided by specialized market analysts and management analysts	The forecasts include US$52.9/barrel for 2018, US$ 72.5/barrel average for the next six years and US$81.9/barrel as of the year 2030.
Refining and Petrochemical segment [Member]
Disclosure of impairment of long-term assets [Line Items]
Information about prices based on information provided by specialized market analysts and management analysts		In 2016, the assumptions made used a price of US$56.8/ barrel in 2017, US $67.9/barrel average for the medium term and US$80/ barrel in the long term.
Bottom of range [member]
Disclosure of impairment of long-term assets [Line Items]
Weighted average cost of capital, significant unobservable inputs, assets	7.90%	7.90%
Top of range [member]
Disclosure of impairment of long-term assets [Line Items]
Weighted average cost of capital, significant unobservable inputs, assets	8.90%	8.90%